INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
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INTANGIBLE ASSETS

INTANGIBLE ASSETS

€ in thousands	Patents	Software	Total
Cost	2,174	2,473	4,647
Accumulated amortization and impairment	(2,080)	(2,128)	(4,208)

Carrying amount at January 1, 2015	94	345	439

Additions	0	101	101
Amortization expense	(7)	(194)	(201)

Carrying amount at December 31, 2015	87	252	339

Cost	2,174	2,574	4,748
Accumulated amortization and impairment	(2,087)	(2,322)	(4,409)

Carrying amount at January 1, 2016	87	252	339

Additions	0	1,730	1,730
Amortization expense	(7)	(477)	(484)

Carrying amount at December 31, 2016	80	1,505	1,585

Cost	2,174	4,304	6,478
Accumulated amortization and impairment	(2,094)	(2,799)	(4,893)

Carrying amount at January 1, 2017	80	1,505	1,585

Additions		490	490
Amortization expense	(7)	(833)	(841)

Carrying amount at December 31, 2017	72	1,162	1,234

Cost	2,174	4,794	6,968
Accumulated amortization and impairment	(2,102)	(3,632)	(5,734)